Securities Act File No. 333-214851

Investment Company Act File No. 811-23216

As filed with the Securities and Exchange Commission on January 24, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14 (Check appropriate box or boxes)	☒

FS Series Trust*

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

(215) 495-1150

(Registrant’s Telephone Number, including Area Code)

Michael C. Forman

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and Address of Agent for Service)

With Copies to:

Michael C. Forman FS Series Trust 201 Rouse Boulevard Philadelphia PA, 19112	Joshua B. Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on January 29, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for previously filed post-effective amendment.

* This filing relates solely to FS Energy Total Return Fund, a series of the Trust.

Explanatory Note

This Post-Effective Amendment No. 11 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 14 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of FS Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 29, 2020, the effectiveness of the Registration Statement with respect to the FS Energy Total Return Fund (the “Fund”), initially filed in Post-Effective Amendment No. 10 on November 13, 2019, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on January 27, 2020.

This Post-Effective Amendment No. 11 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 10.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant, FS Series Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on the 24th day of January, 2020.

FS SERIES TRUST
(Registrant)

By:	/s/ Michael C. Forman
Michael C. Forman
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael C. Forman	President	January 24, 2020
Michael C. Forman

/s/ William Goebel	Chief Financial Officer	January 24, 2020
William Goebel	(Principal financial and accounting officer)

*	Trustee	January 24, 2020
David J. Adelman

*	Trustee	January 24, 2020
James W. Brown

*	Trustee	January 24, 2020
Philip E. Hughes, Jr.

*	Trustee	January 24, 2020
Scott J. Tarte

*By:	/s/ Michael C. Forman
Attorney-in-fact**

**Pursuant to powers of attorney, dated August 24, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 1 to the Registration Statement previously filed with the Securities and Exchange Commission on September 21, 2017 (Accession Number 0001193125-17-290613).